Average Annual Total Returns - TargetedInternationalFunds-RetailComboPRO - TargetedInternationalFunds-RetailComboPRO - Fidelity Japan Fund	Dec. 30, 2023
Fidelity Japan Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(22.23%)
Past 5 years	1.47%
Past 10 years	5.86%
Fidelity Japan Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(22.23%)
Past 5 years	0.80%
Past 10 years	5.47%
Fidelity Japan Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(13.16%)
Past 5 years	1.24%
Past 10 years	4.82%
TK001
Average Annual Return:
Past 1 year	(14.87%)
Past 5 years	0.01%
Past 10 years	6.04%